INCOME (LOSS) PER COMMON SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
INCOME (LOSS) PER COMMON SHARE
3. INCOME (LOSS) PER COMMON SHARE

Common stock equivalents in the three and six months ended June 30, 2011 and 2010 were anti-dilutive, thus the diluted weighted average common shares outstanding for this period are the same as the basic weighted average common shares outstanding.

At June 30, 2011 and 2010, respectively, 11,807,108 and 21,298,608 potential common stock shares are issuable upon the exercise of warrants and options and conversion of debt to common stock.

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended June 30, 2011	Three months ended June 30, 2010	Six months ended June 30, 2011	Six months ended June 30, 2010
Consolidated Net (loss) from continuing operations	$(118,200)	$(2,099,432)	$(376,608)	$(3,276,522)
Net profit (loss) from discontinued operations	$(209,205)	$(87,961)	$130,246	$(79,873)
Less: Net profit (loss) from discontinued operations - noncontrolling interest	$(106,694)	$(45,073)	$67,872	$(41,345)
Net profit (loss) from disconitinued operations attributable to CUI Global, Inc.	$(102,511)	$(42,888)	$62,374	$(38,528)
Net (loss) for the period attributable to CUI Global, Inc.	$(220,711)	$(2,142,320)	$(314,234)	$(3,315,050)
Weighted average number of shares outstanding	217,101,153	184,971,711	215,628,368	177,446,475
Weighted average number of common and common equivalent shares	217,101,153	184,971,711	215,628,368	177,446,475

Basic (loss) per common share from continuing operations	$(0.00)	$(0.01)	$(0.00)	$(0.02)
Basic profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$(0.00)	$(0.00)	$0.00	$(0.00)
Basic (loss) per common share	$(0.00)	$(0.01)	$(0.00)	$(0.02)

	Three months ended June 30, 2011	Three months ended June 30, 2010	Six months ended June 30, 2011	Six months ended June 30, 2010
Consolidated Net (loss) from continuing operations	$(118,200)	$(2,099,432)	$(376,608)	$(3,276,522)
Net profit (loss) from discontinued operations	$(209,205)	$(87,961)	$130,246	$(79,873)
Less: Net profit (loss) from discontinued operations - noncontrolling interest	$(106,694)	$(45,073)	$67,872	$(41,345)
Net profit (loss) from disconitinued operations attributable to CUI Global, Inc.	$(102,511)	$(42,888)	$62,374	$(38,528)
Net (loss) for the period attributable to CUI Global, Inc.	$(220,711)	$(2,142,320)	$(314,234)	$(3,315,050)
Add: Adjustment for interest on 12% convertible note	-	-	-	-
Adjusted net income (loss)	$(220,711)	$(2,142,320)	$(314,234)	$(3,315,050)

Weighted average number of shares outstanding	217,101,153	184,971,711	215,628,368	177,446,475
Add: Warrants and options as of beginning of period		-	-	-
Warrants and options as of date of vesting	-	-	-	-
Convertible preferred shares oustanding	-	-	-	-
12% convertible notes as of end of period	-	-	-	-
Weighted average number of common and common equivalent shares	217,101,153	184,971,711	215,628,368	177,446,475

Diluted (loss) per common share from continuing operations	$(0.00)	$(0.01)	$(0.00)	$(0.02)
Diluted profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$(0.00)	$(0.00)	$0.00	$(0.00)
Diluted (loss) per common share	$(0.00)	$(0.01)	$(0.00)	$(0.02)

11.                  INCOME (LOSS) PER COMMON SHARE
In accordance with Statement of Financial Accounting Standards Codification 260, “Earnings per Share”, basic net loss per share is computed by dividing the net loss available to common stockholders for the period by the weighted average number of common shares outstanding during the period.  Diluted net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common and common equivalent shares outstanding during the period.  Common equivalent shares outstanding as of December 31, 2010 and 2009, which consist of options, warrants, convertible notes and convertible preferred stock, have been excluded from the diluted net loss per common share calculations because they are anti-dilutive.  Accordingly, diluted net loss per share is the same as basic net loss per share for 2010 and 2009.  The following table summarizes the potential common stock shares at December 31, 2010 and 2009, which may dilute future earnings per share.

	2010	2009
Convertible preferred stock	252,715	252,715
Warrants and options, vested	17,807,801	18,307,893
Convertible debt	-	76,200,000
	18,060,516	94,760,608

The following table sets forth the computation of basic earnings per share for the years ended December 31, 2010 and 2009:

	2010	2009
Consolidated Net (loss) from continuing operations	(6,588,713)	(16,022,388)
Net (loss) from discontinued operations	$(871,803)	$(21,159)
Less: Net (loss) from discontinued operations - noncontrolling interest	$(444,620)	$(10,791)
Net (loss) from disconitinued operations attributable to CUI Global, Inc.	$(427,183)	$(10,368)
Net (loss) for the period attributable to CUI Global, Inc.	$(7,015,896)	$(16,032,756)
Weighted average number of shares outstanding	188,567,994	168,531,862
Weighted average number of common and common equivalent shares	188,567,994	168,531,862

Basic (loss) per common share from continuing operations	$(0.03)	$(0.10)
Basic (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$(0.00)	$(0.00)
Basic (loss) per common share	$(0.04)	$(0.10)

The following table sets for the computation of diluted earnings per share for the years ended December 31, 2010 and 2009:

	2010	2009
Consolidated Net (loss) from continuing operations	(6,588,713)	(16,022,388)
Net (loss) from discontinued operations	$(871,803)	$(21,159)
Less: Net (loss) from discontinued operations - noncontrolling interest	$(444,620)	$(10,791)
Net (loss) from disconitinued operations attributable to CUI Global, Inc.	$(427,183)	$(10,368)
Net (loss) for the period attributable to CUI Global, Inc.	$(7,015,896)	$(16,032,756)
Add: Adjustment for interest on 12% convertible note	-	-
Adjusted net (loss)	$(7,015,896)	$(16,032,756)

Weighted average number of shares outstanding	188,567,994	168,531,862
Add: Warrants and options as of beginning of period		-
Warrants and options as of date of vesting	-	-
Convertible preferred shares oustanding	-	-
12% convertible notes as of end of period	-	-
Weighted average number of common and common equivalent shares	188,567,994	168,531,862

Diluted (loss) per common share from continuing operations	$(0.03)	$(0.10)
Diluted (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$(0.00)	$(0.00)
Diluted (loss) per common share	$(0.04)	$(0.10)